WARRANT LIABILITY (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Warrant Liability
Warrants outstanding exercise price at beginning | $ / shares	$ 6.64
Warrants outstanding, shares at beginning | shares	33,888
Warrants outstanding, amount at beginning | $	$ 33
Exercise of warrants, exercise price | $ / shares	$ 6.64
Exercise of warrants, shares | shares
Exercise of warrants, amount | $
Fair value adjustment , exercise price | $ / shares
Fair value adjustment, shares | shares
Fair value adjustment, amount | $	$ (1)
Warrants outstanding, exercise price, at end | $ / shares	$ 6.64
Warrants outstanding, shares at end | shares	33,888
Warrants outstanding, amount, at end | $	$ 32